Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	5,983,900	13,897,304	5,983,900	56,736,209	53,498,273
Weighted average remaining contractual life of options outstanding at end of period:	5 years 3 days	5 years 10 months 13 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	278,801	339,001	278,801
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	50,000	394,470	50,000
2014 Share Incentive Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	460,220	1,407,820	460,220
2014 Share Incentive Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	417,410	1,409,162	417,410
2014 Share Incentive Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 30, 2015
Expiry date	Mar. 29, 2025
Exercise | $ / shares	$ 0.27
Share options	700,882	1,953,472	700,882
2014 Share Incentive Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 1, 2015
Expiry date	Jun. 30, 2025
Exercise | $ / shares	$ 0.27
Share options
2014 Share Incentive Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 1, 2015
Expiry date	Sep. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	125,100	245,826	125,100
2014 Share Incentive Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	599,658	1,529,224	599,658
2014 Share Incentive Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.000076
Share options		90,302
2014 Share Incentive Plan | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2016
Expiry date	Feb. 28, 2026
Exercise | $ / shares	$ 0.27
Share options	107,889	255,377	107,889
2014 Share Incentive Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 31, 2016
Expiry date	Mar. 30, 2026
Exercise | $ / shares	$ 0.27
Share options	98,938	156,498	98,938
2014 Share Incentive Plan | Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 1, 2016
Expiry date	May 30, 2026
Exercise | $ / shares	$ 0.27
Share options
2014 Share Incentive Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.000076
Share options	81,638	163,272	81,638
2014 Share Incentive Plan | Exercise Price Range Fourteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.27
Share options	3,063,364	5,952,880	3,063,364
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	21,151,186	26,640,508	21,151,186	36,086,303	26,961,386
Weighted average remaining contractual life of options outstanding at end of period:	7 years 8 months 26 days	8 years 25 days
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 16, 2017
Expiry date	Jun. 15, 2027
Exercise | $ / shares	$ 2.32
Share options	2,738,756	7,889,968	2,738,756
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 31, 2017
Expiry date	Aug. 30, 2027
Exercise | $ / shares	$ 0.27
Share options	2,748,802	4,513,508	2,748,802
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 20, 2017
Expiry date	Dec. 19, 2027
Exercise | $ / shares	$ 2.32
Share options	3,973,756	5,551,752	3,973,756
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	April 16, 2018
Expiry date	Apr. 15, 2028
Exercise | $ / shares	$ 4.04
Share options	650,000	975,000	650,000
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 17, 2018
Expiry date	Oct. 16, 2028
Exercise | $ / shares	$ 7.14
Share options	4,667,500	5,716,500	4,667,500
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 14, 2019
Expiry date	Jun. 13, 2029
Exercise | $ / shares	$ 7.05
Share options	1,637,002	1,993,780	1,637,002
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 12, 2020
Expiry date	Jun. 12, 2030
Exercise | $ / shares	$ 6.20
Share options	4,285,570		4,285,570
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 15, 2020
Expiry date	Aug. 15, 2030
Exercise | $ / shares	$ 7.56
Share options	208,790		208,790
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 15, 2020
Expiry date	Oct. 15, 2030
Exercise | $ / shares	$ 7.17
Share options	71,930		71,930
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 15, 2020
Expiry date	Dec. 15, 2030
Exercise | $ / shares	$ 9.53
Share options	169,080		169,080
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	47,040	65,100	47,040	75,100	85,335
Share-based Compensation Plans | Exercise Price Range One | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 6, 2016
Expiry date	Jul. 05, 2023
Exercise | $ / shares			$ 174.86
Share options	22,220	32,690	22,220
Share-based Compensation Plans | Exercise Price Range Two | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2017
Expiry date	Jul. 09, 2024
Exercise | $ / shares			$ 272.36
Share options	24,820	32,410	24,820